Finance Leases (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Net Book Value of Leased Assets

As of December 31, 2014 and 2013, the net book value of the leased assets was as follows:

	December 31, 2014	December 31, 2013
Transport equipment and vehicles	366,465	592,371
Operating machinery and equipment	105,241	168,035
Construction in progress	9,057	540
Less: accumulated depreciation	(145,143)	(172,825)

Net value of property, plant and equipment, obtained under capital lease agreements	335,620	588,121

Schedule of Carrying Amount and Maturities of Capital Lease Liabilities

The carrying amount and maturities of capital lease liabilities as of December 31, 2014 were as follows:

	Total payable	Interest	Net payable
Payable in 2015	360,622	(89,642)	270,980
Payable in 2016	2,177	(193)	1,984
Payable in 2017	644	(60)	584
Payable in 2018	253	(8)	245

Total capital lease liabilities	363,696	(89,903)	273,793